Loan (Details) - Loan [Member] kr in Thousands, $ in Thousands			1 Months Ended
	Jun. 23, 2021 USD ($)	Jan. 07, 2020 USD ($)	Mar. 22, 2021 USD ($)	Sep. 24, 2019 USD ($)	Mar. 22, 2021 SEK (kr)
Loan (Details) [Line Items]
Loan received			$ 2,900	$ 512	kr 25,000
Bearing interest per month percentage			3.00%	3.00%	3.00%
Due maturity date			Jun. 23, 2021	Nov. 30, 2019
Payment of loan including interest		$ 62
Debt percentage			3.00%		3.00%
Loan origination fee			$ 87
Loan origination fee (in Kronor) | kr					kr 750
Payment of loan balance	$ 2,817
Payment of loan interest	$ 284